INCOME AND OTHER TAXES - Schedule of Income (Loss) from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Income Tax Disclosure [Abstract]
Domestic	$ (5,995)	$ (6,698)
Foreign	1,226	2,204
Loss from continuing operations before income taxes	$ (4,769)	$ (4,494)